Long-term Investments, Net	12 Months Ended
Feb. 28, 2025
Equity Method Investments and Joint Ventures [Abstract]
Long-term Investments, Net

7. LONG-TERM INVESTMENTS, NET

The investments as of February 29, 2024 and February 28, 2025 were as follows:

	As of
	February 29, 2024	February 28, 2025
	RMB	RMB	USD
Equity investments without readily determinable fair values:
- Huangshan Xingyue Research Travel Education Co., Ltd. (“Huangshan”)	—	—	—
- Nanjing Chengwei Venture Capital Partnership (Limited Partnership) (“Chengwei”)	36,000	36,000	4,943
Total	36,000	36,000	4,943

In January 2022, the Group purchased 15% equity interest of Huangshan with consideration of RMB500. In December 2021, February 2022, August 2022 and May 2023, the Group paid considerations of RMB 4,500, RMB9,000, RMB 13,500 and RMB 9,000 to purchase equity interest of Chengwei, and the equity interest held by the Group as of February 28, 2025 was 4.01%. The Group also committed to provide further capital investment to Chengwei of RMB9,000 (US$1,236) when requested by Chengwei in future. The Group accounted the investment in Huangshan and Chengwei under equity investments without readily determinable fair values method as the Group had no significant influence over the investee and Huangshan and Chengwei had no readily determinable fair value. The investment in Huangshan was fully impaired for RMB500 in the year ended February 29, 2024.